Principal Accounting Policies - Summary of total Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 4,259,128	$ 668,350	¥ 1,944,359	¥ 998,720
Online Recruitment Services To Enterprises Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4,219,026	662,057	1,927,178	986,859
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	40,102	$ 6,293	17,181	11,861
Key Accounts Customer [Member] | Online Recruitment Services To Enterprises Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	928,360		330,795	155,819
Mid Sized Accounts Customer [Member] | Online Recruitment Services To Enterprises Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,513,506		696,325	363,282
Small Sized Accounts [Member] | Online Recruitment Services To Enterprises Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 1,777,160		¥ 900,058	¥ 467,758